Segment, revenue per product and services, geographic and major customer information (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Information by Segment and a Reconciliation from Consolidated Segment Operating Income to Consolidated Operating Income

The following table presents summarized information by segment and a reconciliation from consolidated segment operating income to consolidated operating income:

	Year ended December 31,
	2013	2014	2015
Revenue
Consumer	$357,855	$315,611	$364,423
SMB	49,258	58,462	63,888

Total Revenue	407,113	374,073	428,311

Segment operating income
Consumer	$165,107	$157,785	$181,256
SMB	13,504	2,255	(10,355)

Total segment operating income	178,611	160,040	170,901

Reconciliation to consolidated operating income
Global operating costs	$(38,738)	$(39,959)	$(46,050)
Share-based compensation	(8,927)	(12,376)	(14,253)
Acquisition amortization	(12,272)	(18,683)	(30,993)
Other adjustments	(8,574)	(9,684)	(4,671)

Consolidated operating income	$110,099	$79,338	$74,934

Other income (expense):
Interest income	$90	$103	$121
Interest and finance cost	(7,954)	(3,997)	(15,934)
Other, net	485	(1,431)	324

Other income and expense, net	(7,379)	(5,325)	(15,489)

Income before income taxes	$102,720	$74,013	$59,445

Revenue Attributed to Countries

The following table represents revenue attributed to countries based on the location of the end-users:

	Year Ended December 31,
	2013	2014	2015
Revenue:
United States	$202,012	$189,421	$231,540
United Kingdom	56,220	53,353	58,481
The Netherlands	10,178	8,561	9,299
Other countries(1)	138,703	122,738	128,991

	$407,113	$374,073	$428,311

Property and Equipment, Net, by Country

The table below lists the Company’s property and equipment, net, by country.

	December 31,
	2014	2015
Long-lived assets:
Netherlands	$332	$284
Czech Republic	9,431	9,469
United States	6,462	9,445
Canada	—	2,203
Other countries(1)	1,775	2,107

	$18,000	$23,508

(1)	No individual country represented more than 10% of the respective totals.

Revenues Derived from Major Customers in Percentages of Total Revenue

Revenues in financial years 2013, 2014 and 2015 included revenues derived from major customers were as follows (in percentages of total revenue):

	Year ended December 31,
	2013	2014	2015
Yahoo!	9%	15%	15%
Google	28%	9%	3%

Accounts Receivable Balance with Major Customers in Percentage of Total Accounts Receivable	Accounts receivable balances with major customers were as follows (in percentage of total accounts receivable):

	December 31,
	2014	2015
Yahoo!	21%	19%
Google	5%	3%